Agreement and Plan of Merger - Additional Information (Details)		6 Months Ended		12 Months Ended
	Mar. 04, 2024 USD ($) $ / shares	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2023 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Mar. 31, 2024 $ / shares	Aug. 17, 2023 $ / shares	Mar. 31, 2023 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 £ / shares
Agreement and Plan of Merger [Line Items]
Share capital, par value | (per share)		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	£ 0.01
Cash		$ 4,177,000		$ 3,845,000	$ 13,250,000
Net proceeds from sale of shares		$ 8,820,000	$ 3,502,000	$ 7,016,000	$ 25,194,000
Akari and Peak Bio
Agreement and Plan of Merger [Line Items]
Termination fee	$ 300,000
Minimum | Akari
Agreement and Plan of Merger [Line Items]
Net proceeds from sale of shares	10,000,000
Maximum | Peak Bio
Agreement and Plan of Merger [Line Items]
Cash	13,500,000
Maximum | Akari and Peak Bio
Agreement and Plan of Merger [Line Items]
Payment for expenses related to merger transaction	$ 1,500,000
American Depository Shares
Agreement and Plan of Merger [Line Items]
Percentage of expected ownership in outstanding shares	50.00%
Akari Ordinary Shares
Agreement and Plan of Merger [Line Items]
Share capital, par value | $ / shares	$ 0.0001
Peak Common Stock
Agreement and Plan of Merger [Line Items]
Share capital, par value | $ / shares	$ 0.0001